UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-10499 _____________________________________________________

BlackRock California Municipal 2018 Term Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Municipal 2018 Term Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock California Municipal 2018 Term Trust (BJZ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—139.8%
			California—115.2%
BBB+	$ 2,100		ABAG Fin. Auth. for Nonprofit Corps., San Diego Hosp. Assoc., Ser. C,
			5.375%, 3/01/21	03/14 @ 100	$ 2,135,280
			California, GO,
A	5,000		5.00%, 11/01/20	11/11 @ 100	5,236,150
AAA	6,500		Ser. BZ, 5.35%, 12/01/21, MBIA	06/07 @ 101	6,620,315
			California Cnty. Tobacco Sec. Agcy.,
BBB	5,000		Ser. A, 5.50%, 6/01/33	06/12 @ 100	4,205,500
BBB	5,000		Fresno Cnty. Fdg. Corp., 5.875%, 6/01/27	06/12 @ 100	4,410,200
A2	6,500	[3]	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.125%, 5/01/19	05/12 @ 101	6,935,240
			California Hlth. Fac. Fin. Auth., Adventist Hlth. Sys., Ser. A,
A	1,075		5.00%, 3/01/18	03/13 @ 100	1,112,410
A	1,000		5.00%, 3/01/19	03/13 @ 100	1,027,740
A	2,060		5.00%, 3/01/20	03/13 @ 100	2,104,146
A	1,355		5.00%, 3/01/24	03/13 @ 100	1,364,349
			California Infrastructure & Econ. Dev.,
A	1,985		J. David Gladstone Inst. Proj., 5.50%, 10/01/20	10/11 @ 101	2,135,999
A	6,500		Kaiser Hosp. Asst. LLC, Ser. A, 5.55%, 8/01/31	08/11 @ 102	6,729,840
A2	3,100		California Poll. Ctrl. Fin. Auth., PCR, San Diego Gas & Elec., Ser. A, 5.90%, 6/01/14	No Opt. Call	3,539,828
			California Pub. Wks. Brd., Ser. A,
A-	2,020		California Cmnty. Coll., 5.00%, 12/01/17	12/08 @ 101	2,115,102
A-	2,415		California St. Univ., 5.00%, 10/01/17	10/08 @ 101	2,532,031
AAA	3,395		Fontana Pub. Fin. Auth., Tax Alloc. Rev., Fontana Redev. Proj., Ser. A, 5.25%, 9/01/18, FSA	09/11 @ 101	3,722,040
BBB	20,000		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., Zero Coupon, 1/15/21	01/10 @ 53.346	7,682,800
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR4	995		5.80%, 6/01/21	06/13 @ 100	1,002,642
NR4	1,040		5.85%, 6/01/22	06/13 @ 100	1,047,228
NR4	1,000		5.90%, 6/01/23	06/13 @ 100	1,006,940
AAA	5,000		Long Beach Harbor Dept., Ser. A, 5.25%, 5/15/18, FGIC	05/10 @ 101	5,329,300
AA	5,000		Los Angeles Cnty., Pub. Wks. Fin. Auth., Regl. Pk. & Open Space, Ser. A, 5.00%, 10/01/19	10/07 @ 101	5,248,850
AAA	10,025		Los Angeles Habor Dept., Ser. B, 5.50%, 8/01/21, AMBAC	08/11 @ 100	10,858,378
BBB+	2,500		Poll. Ctrl. Fin. Auth., Sld. Wst. Disp. Rev., Republic Svcs. Inc. Proj., Ser. C, 5.25%, 6/01/23	No Opt. Call	2,639,050
AAA	5,000		Riverside Unified Sch. Dist., Ser. A, 5.25%, 2/01/23, FGIC	02/12 @ 101	5,358,300
			San Bernardino Cnty., Spl. Tax, Cmnty. Facs.,
NR	105		5.35%, 9/01/17	09/12 @ 102	104,318
NR	245		5.50%, 9/01/18	09/12 @ 102	244,515
NR	500		5.60%, 9/01/19	09/12 @ 102	498,970
NR	355		5.70%, 9/01/20	09/12 @ 102	354,244
AAA	2,980		San Diego Cnty., COP, 5.25%, 11/01/19, AMBAC	11/11 @ 100	3,243,879
AAA	2,135		Santa Clara Valley Transp. Auth., Sales Tax Rev., Ser. A, 5.00%, 6/01/18, MBIA	06/11 @ 100	2,261,008
AAA	4,590		Stockton East Wtr. Dist., COP, Ser. B, Zero Coupon, 4/01/19, FGIC	04/12 @ 66.427	2,111,446
BBB	1,000		Tobacco Sec. Auth. No. California, Tobacco Settlement Rev., Ser. A, 5.375%, 6/01/41	06/11 @ 100	779,800
BBB	6,000		Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.50%, 6/01/36	06/12 @ 100	4,851,780

					110,549,618

			Puerto Rico—14.2%
A-	4,410		Puerto Rico Pub. Bldgs. Auth., Gov’t. Facs., Ser. C, 5.75%, 7/01/19	No Opt. Call	5,128,477
BBB+	7,500	[5]	Puerto Rico Pub. Fin. Corp., Ser. E, 5.70%, 2/01/10	N/A	8,532,450

					13,660,927

			Multi-State—10.4%
A3	4,000	[6]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	4,417,760
A3	5,000	[6]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	5,516,700

					9,934,460

			Total Long-Term Investments (cost $130,813,220)		134,145,005

			SHORT-TERM INVESTMENTS—16.1%
			California—8.4%
A-1+	4,000	[7]	Los Angeles Dept. of Wtr. & Pwr., Pwr. Sys., Ser. A-2, 1.70%, 10/07/04, FRWD	10/04 @ 100	4,000,000
A-1+	4,000	[7]	Met. Wtr. Dist., So. California Wtr. Wks. Rev., Ser. C-1, 1.69%, 10/07/04, FRWD	09/04 @ 100	4,000,000

					8,000,000

BlackRock California Municipal 2018 Term Trust (BJZ) (continued)

Shares
(000)	Description	Value

	Money Market Funds—7.7%
4,800	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 4,800,000
2,600	SSgA Tax Free Money Mkt. Fund	2,600,000

		7,400,000

	Total Short-Term Investments (cost $15,400,000)	15,400,000

	Total Investments—155.9% (cost $146,213,220)	$149,545,005
	Other assets in excess of liabilities—2.0%	1,915,455
	Preferred shares at redemption value, including dividends payable—(57.9)%	(55,530,017)

	Net Assets Applicable to Common Shareholders—100%	$95,930,443

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2004, the Trust held 10.4% of its net assets, with a current market value of $9,934,460, in securities restricted as to resale.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of September 30, 2004.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FRWD	—	Floating Rate Weekly Demand	PCR	—	Pollution Control Revenue

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock California Municipal 2018 Term Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004